SCHEDULE OF OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Payables
Excise Tax	$ 1,569	$ 1,569
Accrued expenses	1,872	1,596
Employees, salaries and related liabilities	574	1,008
Liabilities for grants received (see also note 22)	202	177
Total	$ 4,217	$ 4,350